Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

27.Subsequent events

In March 2025, the Group entered into an investment agreement involving a company (“Target”) based in Europe, further enhancing our footprint in the European market and supporting our long-term internationalization strategy. The investment remains conditional upon regulatory approvals and the satisfaction of certain closing conditions, which have not been met as of the date of this report. Upon completion of the investment, the Group expects to consolidate the financial results of the Target into the consolidated financial statements.